Document and Entity Information	12 Months Ended
Dec. 31, 2015 shares
Document And Entity Information
Entity Registrant Name	Strata Oil & Gas, Inc.
Entity Central Index Key	0001227282
Document Type	20-F
Document Period End Date	Dec. 31, 2015
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding	85,728,506
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2015